CONTRACT LIABILITES	12 Months Ended
Dec. 31, 2019
CONTRACT LIABILITIES [abstract]
Disclosure of contract liabilities

27         CONTRACT LIABILITIES

	2018	2019
	RMB’000	RMB’000

Contract liabilities – advances received from customers	198,251	438,705
Contract liabilities – frequent traveler program	5,380	20,115
	203,631	458,820